Geographic Financial Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Financing Receivable, Net	$ 320,967		$ 312,932	$ 283,302
Revenues	153,452	108,950	523,668	391,021	370,825
Inventory, Net	300,488	256,525	315,867	256,805
Property, Plant and Equipment, Net	55,055		55,120	48,177
Intangible Assets, Net (Excluding Goodwill)	108,312		112,498	68,109
Assets, Noncurrent	784,822		796,417	656,393
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Financing Receivable, Net	1,795		1,977	1,344
Revenues	14,001	9,564	47,615	44,218	45,115
Inventory, Net	39,814		40,515	23,084
Property, Plant and Equipment, Net	4,302		4,477	4,480
Intangible Assets, Net (Excluding Goodwill)	8,021		9,357	4,227
Assets, Noncurrent	53,932		56,326	33,135
NORTH AMERICA [Domain]
Revenues from External Customers and Long-Lived Assets [Line Items]
Financing Receivable, Net	319,172		310,955	281,958
Revenues	139,451	99,386	476,053	346,803	325,710
Inventory, Net	260,674		275,352	233,721
Property, Plant and Equipment, Net	50,753		50,643	43,697
Intangible Assets, Net (Excluding Goodwill)	100,291		103,141	63,882
Assets, Noncurrent	$ 730,890		$ 740,091	$ 623,258